DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

--------------------------------------------------------------------------------

Dear Shareholder:

The Davis Tax-Free High Income Fund continued to outperform its peers over the six-month period ended March 31, 1997, posting excellent absolute and risk-adjusted performance despite difficult bond market conditions in the first quarter of 1997.

We are especially pleased to have the Davis Tax-Free High Income Fund singled out by Morningstar in a recent report as "one of the best muni funds out there, period."(1)

In particular, the Morningstar report noted that the Fund "has usually taken on little interest-rate risk, so this fund has been one of the least volatile muni offerings available. Yet its long-term returns have been as good as many longer-term offerings."

YOUR FUND MANAGER'S INVESTMENT PHILOSOPHY IN BRIEF

Highly experienced. Your Fund's portfolio manager, B. Clark Stamper, has over 13 years of experience managing investments in both tax-exempt and taxable fixed-income markets at the institutional level. As a risk manager, he focuses primarily on evaluating the trade-offs between the risks and rewards of different investments. His goal is to maximize yield relative to credit quality--that is, to get the most for shareholders' money given the risk taken. He does this by constantly focusing on the upside potential and downside protection of each individual investment.

BOTTOM-UP CREDIT ANALYSIS.

Mr. Stamper's primary tool is bottom-up credit analysis intended to minimize credit risk. His major concern is assuring that the credit quality of your Fund's investments does not deteriorate and that the Fund is paid back principal and interest on schedule. He also applies this upside/downside analysis to minimizing interest rate risk (the risk that interest rates will rise, causing the value of fixed-coupon bonds to decline) and call risk (the risk that bonds will be called ahead of schedule after interest rates drop, meaning proceeds must be reinvested at lower yields).

TOP-DOWN PORTFOLIO MANAGEMENT TECHNIQUES.

Mr. Stamper also employs top-down management techniques that review the characteristics of the Fund's portfolio as a whole. He uses these techniques to monitor the proportion of the Fund's stake in positions of similar type and strategy, and to make sure the portfolio is properly diversified.

CAPITALIZING ON UNRECOGNIZED OPPORTUNITIES.

One strategy Mr. Stamper has consistently and successfully employed to obtain more yield relative to credit quality and relative to upside potential/downside protection is to focus on investment areas not closely followed by the investment community. These areas include industrial revenue bonds that are guaranteed by a company, or housing bonds, or bonds backed by a hospital or nursing home. Mr. Stamper brings special knowledge and understanding to the municipal industrial revenue bond market because he is also the portfolio manager of the Davis High Income Fund--and that works to the advantage of shareholders in the Davis Tax-Free High Income Fund.

SUPERIOR ABSOLUTE PERFORMANCE

Your Fund demonstrated the effectiveness of its strategies by generating a total return of 3.47% (on Class A shares at net asset value) over the six-month period ended March 31, 1997 compared to an average of 2.91% for

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

--------------------------------------------------------------------------------

the 48 High-Yield Muni Debt funds tracked by Lipper Analytical Services,Inc.(2) Over the one-year period ended March 31, 1997, the Fund's Class A shares provided a total return of 7.18% (at net asset value), and since their inception in December 1994, the Class A shares have produced an average annual total return of 7.65% (at net asset value).

Furthermore, in terms of absolute total return, your Fund's Class A shares ranked first out of 525 national municipal bond funds tracked by Morningstar for the three-month period through March 31. For the 12-month period ending that same date, the Class A shares ranked eighth out of 506 national municipal bond funds covered by Morningstar.3

SUPERIOR RISK-ADJUSTED PERFORMANCE

Your Fund has also continued to provide superior risk-adjusted performance. As of March 31, 1997, the Fund's Class B shares (first offered in 1985) held Morningstar's highest rating, ***** (five stars), overall and for every time period measured--one, three, five and 10 years.4

In addition to a strong total
return, this superior risk-adjusted rating was achieved, in part, by the Fund's low level of volatility.

INTEREST RATES TRENDS

Your Fund's management philosophy has been particularly effective during what has been a fairly volatile interest rate environment. The bond market, in general, spent the second half of 1996 gaining back losses sustained in the first half of the year. Then, in the first quarter of 1997, bond prices declined sharply again, with the price of the bellwether 30-year U.S. Treasury bond dropping just under five points and its yield rising from 6.65% to 7.10%, an increase of 45 basis points (.45%).

This decline occurred in conjunction with the Federal Reserve raising its short-term target lending rate by 1/4% in a preemptive strike against inflation--the first interest rate hike by the Fed in two years. We expect interest rates, in general, to trend moderately upward for the rest of the year.

INVESTMENT STRATEGIES:  MAXIMIZING REWARD RELATIVE TO RISK

Your Fund continues to employ the same investment strategies that it used to achieve its top short- and long-term risk-adjusted performance ratings. Our methods basically involve brick-by-brick, bottom-up credit research and analysis of specific security characteristics (i.e., coupon rate, maturity, stated call schedule, relative trading levels of different investments, etc.). Our objective always is to provide maximum yield relative to credit quality, as well as maximum upside potential with maximum downside protection.

HOW THE PORTFOLIO WAS INVESTED

After being fully defensively positioned in the first half of 1996, we sold some of the Fund's defensive bonds in the year's second half and invested approximately 10% of the portfolio in bonds referred to as discount market performers. These are highly rated bonds selling at a discount price, which means they have good upside potential. The rest of the portfolio essentially remained invested as it had been in the first half.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

--------------------------------------------------------------------------------

We held those discount market performers as the bond market rebounded in the second half of 1996 and then sold them in December and January with healthy gains--close to what turned out to be the top of the market. Then we bought back defensive cushion bonds and other specialty bonds, which also turned out to be a sound move as the bond market, in general, declined in the first quarter of 1997.

Cushion bonds are bonds with larger-than-average interest coupons trading at relatively low prices because of the expectation that the bonds will be called in by the issuer at the earliest possible date. Through meticulous research, our objective is to identify issues that, in reality, are unlikely to be called, despite the market's expectation. Because the bonds are purchased at a relatively low price given their high coupons, the Fund has some protection or "cushion" if the overall market drops. Furthermore, if the bonds remain outstanding after the anticipated call date, the Fund will continue collecting the higher interest income longer than the market expected.

CONTINUED CAUTION ON THE ECONOMY AND THE MARKET

The current economic recovery, while one of the longest, is the weakest since the U.S. government has been keeping records. By our way of thinking, if this is the recovery, we really want to be prepared for the downturn.

Last year, we saw the first signs of economic weakness in the form of rising delinquencies and defaults on mortgage loans and credit cards. We believe this points to the beginning of a credit contraction that will contribute to an economic slowdown. If that occurs, revenues and cash flow for companies, municipalities and individuals will decline and credit quality overall will deteriorate.

In addition, the federal government is pushing the administration and costs of various programs down to municipal and state government levels. This shift could cause credit quality problems for traditional municipal bond guarantors.

Furthermore, while many believe that interest rates drop with the onset of recession, we believe that research shows that interest rates often go up early in an economic downturn as borrowers try to hold on. Only later, as the downturn continues, does the demand for credit drop as borrowers throw in the towel, finally causing interest rates to fall.

At the same time, the municipal market has been more resilient in the recent market downtrend than other fixed-income sectors, and we believe it is somewhat overvalued relative to U.S. Treasury securities.

Moreover, credit quality spreads--that is, the difference in yields between lower quality investments and higher quality investments--in the municipal market remain tight when compared to historical levels. History also shows that, all things being equal, when these spreads begin to widen to more normal levels, as they inevitably will, lower quality bonds should underperform higher quality bonds.

PRUDENTLY POSITIONED FOR UNCERTAIN MARKETS

Given this uncertain environment, your Fund is now positioned defensively with respect to credit quality and interest rate movements, much like it has been for most of the past several years.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

--------------------------------------------------------------------------------

WELL-DIVERSIFIED. To lower overall risk, the portfolio continues to be highly diversified with approximately 280 positions in 48 states, rather than focused on fewer, larger investments. At the same time, the portfolio is still concentrated in the same areas that helped your Fund earn its ***** (five star) Morningstar risk-adjusted ratings: industrial revenue bonds, housing bonds, hospital bonds and nursing home bonds.

HIGH CREDIT QUALITY. To manage credit risk and because credit quality spreads are tight, we have maintained your Fund's credit quality rating at A+ (for the securities that are rated), the same level it has been for several years. Another good measure of the Fund's defensive posture is the amount of insured bonds it holds. As of March 31, 1997, approximately 26% of the bonds held in its portfolio carried traditional municipal bond insurance or the backing of a federal agency, such as the Federal National Mortgage Association.

LESS INTEREST RATE SENSITIVITY. The portfolio's core holdings are intact and consist primarily of high coupon bonds, which tend to be much less affected by interest rate increases. These high coupon core holdings should provide ample income under most scenarios.

POISED TO OUTPERFORM. As a result, your Fund has the potential to outperform its peer group in a rising or flat interest rate environment and in an environment where credit quality stays the same or weakens--which is the environment we expect in 1997. While our strategies provide extra yield and extra downside protection, they would also limit the Fund's upside potential if interest rates dropped substantially, fueling a strong bond market rally, or if the credit quality environment improved dramatically due to a booming economy and credit quality spreads tightened.

We believe the Fund's prudent philosophy and defensive strategies will continue to provide our shareholders with high levels of tax-free income potential and strong absolute and relative performance potential, consistent with our emphasis on minimizing volatility and maximizing long-term risk-adjusted returns.

Sincerely,

/s/Shelby M.C. Davis                                 /s/ B. Clark Stamper
Shelby M.C. Davis                                    B. Clark Stamper
Chief Investment Officer                             Portfolio Manager

May 22, 1997


 1 Morningstar Mutual Funds, March 14, 1997, page 1678.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico  87501

--------------------------------------------------------------------------------



2 Excluding the maximum sales charge of 4.75%. Average annual total returns for the Fund's Class A shares, including the maximum front-end sales charge of 4.75%, for the one-year period ended March 31, 1997 and for the period of December 1, 1994 through March 31, 1997 (life of Class A shares) were 2.13% and 5.44%, respectively. The Fund's Class B shares provided a total return of 6.33% (at net asset value) for the one-year period ended March 31, 1997. Average annual total returns for the Fund's Class B shares, after subtracting applicable contingent deferred sales charges (see prospectus), for the one-, five- and 10-year periods ended March 31, 1997 were 3.33%, 6.24% and 6.64%, respectively.


3 Total return rankings were calculated by Morningstar and published in its Principia for Mutual Funds diskette software (April 1997).


4 Morningstar proprietary ratings reflect historical risk-adjusted performance as of March 31, 1997. Subject to change every month, Morningstar ratings are calculated from a fund's one-, three-, five- and 10-year average annual returns in excess of 90-day Treasury bill (T-bill) returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-bill returns. The fund was rated against 1,751, 1,237, 601 and 267 municipal bond funds for the respective periods. Ten percent of the funds in an investment category receive five stars; 22.5%, four stars; 35%, three stars; 22.5%, two stars; and 10%, one star. Star ratings for the Fund's other classes of shares may vary and are available only for those classes with at least three years of performance history. Past performance is no guarantee of future results.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------


                                                                                                       VALUE
 PRINCIPAL                                                                                           (NOTE 1)
 ---------                                                                                            ------
                  MUNICIPAL BONDS - (97.35%)
                ALABAMA - (1.94%)
$     540,000   Alabama Hsg. Fin. Auth., Sngl. Fam. Hsg. Rev. Bds. (MBIA Insured)
                  `82 Ser. A, 6.00%, 06/01/13................................................  $       373,302
      500,000   Anniston, AL, Reg'l Med. Ctr. Brd. Hosp. Rev. Ref. Bds. (Northeast
                  Alabama Reg'l Med. Ctr.) `86 Ser. A, 7.70%, 07/01/08.......................          508,330
      165,000   Ozark, AL, Medical Clinic Brd. 1st Mtg. Rev. Bds. (United States Hlth. &
                  Hsg. Foundation, Inc. Prj.), 9.25%, 10/01/99...............................          173,067
      500,000   The Special Care Fac. Fin. Auth. of the City of Pell City, AL, 1st Mtg. Rev.
                  Bds. (The Village of Cook Springs, Inc. Prj.) Ser. '93-A, 8.50%, 07/01/18..          524,710
    1,000,000   The West Jefferson Amusement and Public Park Auth. (Alabama) 1st Mtg.
                  Rev. Bds. (Visionland Alabama Prj.) Ser. `96, 7.50%, 12/01/08..............          994,870
      500,000   The West Jefferson Amusement and Public Park Auth. (Alabama) 1st Mtg.
                  Rev. Bds. (Visionland Alabama Prj.) Ser. `96, 8.00%, 12/01/26..............          494,435
                                                                                               ---------------
                                                                                                     3,068,714

                ALASKA - (0.32%)
      510,000   Alaska Hsg. Fin. Corp., Insured Mtg. Prg. Bds., '90 1st Ser., 7.80%,
                  12/01/30...................................................................          510,377
                                                                                               ---------------
                ARIZONA - (3.06%)
      160,000   Chandler, AZ, Improvement Dist. No. 51, 7.875%, 01/01/99.....................          162,291
    1,275,000   City of Tolleson Muni Fin. Corp. Rev. Bds., Ser. of '85, 9.20%, 09/01/05.....        1,303,688
      230,000   Coconino & Mohave Cntys., AZ, Unified School Dist. No. 6, Cap.
                  Appreciation Ref. Bds., Zero Cpn., 07/01/02................................          178,841
      625,000   The IDA of the City of Casa Grande, AZ, Dev. Rev. Bds. (Five Points
                  Redevelopment Prj.), Sr. Bds., 8.25%, 12/01/15.............................          648,850
      500,000   The IDA of the City of Sierra Vista, 1st Mtg. Nursing Home Ref. Rev. Bds.
                   (Sierra Vista Medical Investors, Ltd. Prj.) Ser. '94A, 8.50%, 08/01/10....          520,520
       90,000   The IDA of the Cnty. of Pima, AZ, Sngl. Fam. Mtg. Rev. Bds. (GNMA
                  Mtg.-Backed Sec. Prg.) Ser. '88, 8.125%, 09/01/20..........................           93,701
   15,220,000   Phoenix, AZ, IDA Sngl. Fam. Mtg. Rev. Bds., Ser. '84, Zero Cpn.,
                  12/01/15...................................................................        1,941,920
                                                                                               ---------------
                                                                                                     4,849,811

                ARKANSAS - (0.58%)
      110,000   Arkansas St. Dev. Fin. Auth., Sngl. Fam. Mtg. Rev. Bds., Conventional &
                  FHA Insured, Ser. i85 A, 9.375%, 08/01/14..................................          114,007
      250,000   Arkansas St. Dev. Fin. Auth., Sngl. Fam. Mtg. Rev. Bds., Conventional &
                  FHA-MBIA Insured, Ser. i85 A, 9.375%, 08/01/14.............................          258,597
      500,000   Independence Cnty., AR, PCR, (Mississippi Pwr. & Lt. Co. Prj.) '82-A
                  Ser. B, 9.50%, 07/01/14....................................................          541,160
                                                                                               ---------------
                                                                                                       913,764

                CALIFORNIA - (7.09%)
    1,000,000   Anaheim, CA, Pub. Fin. Auth., Lease Rev. Improvements Prj., FSA Cap.
                  Appreciation, `97 Sub. Ser. C, Zero Cpn., 09/01/18.........................          275,550


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                             (NOTE 1)
----------                                                                                              ------
                  MUNICIPAL BONDS - CONTINUED
                CALIFORNIA - CONTINUED
$   1,440,000   California Hlth. Fac. Auth. Hosp. Rev. Ref. Bds. (Valley Presbyterian Hosp.)
                  (FGIC Insured) '83 Ser. A, 9.00%, 05/01/12.................................  $     1,483,200
      460,000   California Hlth. Fac. Auth. Hosp. Rev. Ref. Bds. (Valley Presbyterian Hosp.)
                  (MBIA Insured) '83 Ser. A, 9.00%, 05/01/12.................................          473,800
      380,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. (Victor Valley
                  Community Hosp.) '84 Ser. A, 9.875%, 07/01/12..............................          381,771
      855,000   California Hlth. Fac. Auth. Insured Hosp. Rev. Bds. FGIC Insured (Victor
                  Valley Community Hosp.) '84 Ser. A, 9.875%, 07/01/12.......................          880,650
      200,000   California Hsg. Fin. Agy. Rev. Bds., Cap. Appreciation Home Mtg.,
                  Ser. B, Zero Cpn., 02/01/99................................................          179,442
      690,000   California Hsg. Fin. Agy. Rev. Insured Hsg. Bds., Ser. B, 8.625%, 08/01/15...          722,920
    2,000,000   California Hsg. Fin. Agy. Rev. Home Mtg. Bds., `87 Ser. A, 8.20%,
                  08/01/17...................................................................        2,063,440
      500,000   California St. Veteran's Bds., Unlimited G.O., `90 Ser. BA, 6.70%, 02/01/00..          503,880
      250,000   California St. Veteran's Bds., Unlimited G.O., `90 Ser. BA, 6.80%, 02/01/00..          251,925
      100,000   The City of Los Angeles, Multi Fam. Hsg. Ref. Rev. Bds., '91 Ser. A,
                  7.00%, 05/01/21............................................................          105,975
      875,000   City of Napa, CA, '92, Ind. Rev. Ref. Bds. (Napa Motel and Restaurant),
                  8.50%, 12/01/07............................................................          892,448
      250,000   Cnty. of Marin, Mtg. Rev. Bds., Ser. '84A (FHA Insured Mtg. Loan -
                  Marion Park Apts. Prj.), Zero Cpn., 04/01/01...............................          168,790
    1,000,000   Cnty. of Marin, Multifam. Hsg. Rev. Bds., Ser. '84B (Marion Park
                  Apts. Prj.), Zero Cpn., 04/01/07...........................................          370,660
      100,000   Hsg. Auth. of the Cnty. of Santa Clara, Multifam. Hsg. Rev. Bds., Ser.
                  `85 C (Fannie Mae Prg./Amberwood Apts. Prj.), 9.375%/Adj., 10/01/07........           97,257
       75,000   Lancaster - Grand Terrace Huntington Pk., CA, Hsg. Fin. Auth. Res. Mtg.
                  Rev. Ref. Bds., Ser. B, 7.375%, 01/01/12...................................           78,345
      230,000   Los Angeles, CA, Community Redevelopment Agy. Res. Mtg. Rev. Bds.,
                  '85 Ser. A, 8.875%, 05/01/18...............................................          240,214
      175,000   Los Angeles, CA, Multi. Fam. Rev. (FHA Insured Multi-Fam. Hsg. Mtg.
                  Rev. Bds.) Park Parthenia Prj., 7.30%, 07/20/11............................          180,526
       40,000   Los Angeles, CA, Reg'l. Airports Improvement Corp. Lease Rev. Bds.
                  (Los Angeles West Terminal Fuel Corp.), 10.00%, 01/01/01...................           44,473
      595,000   M-S-R Pub. Pwr. Agy., CA, Rev. Ref. Bds. (San Juan Prj.) `87 Ser. C,
                  6.625%, 07/01/13...........................................................          607,180
      700,000   San Francisco, CA, City & Cnty. Multi. Fam. Hsg. Rev. Bds. (FHA
                  Insured - Aspen South Hill Apts.) Ser. C, 9.00%, 12/01/26..................          714,581
       95,000   Southern, CA, Home Fin. Auth., Sngl. Fam. Mtg. Rev. Bds. (GNMA
                  Mtg. Prg.) Issue A, Ser. `88, 8.05%/8.00%, 02/01/17........................           96,677
      395,000   Wtr. Fac. Auth. Ref. Certificates of Participation, `86 Ser. A (Agua de Legos
                  Prj.) The Cities of Chino, Ontario & Upland, San Bernardino Cnty. Wtr.
                  Works Dist. No. 8 & The Monte Vista Wtr. Dist., 6.75%, 10/01/21............          403,737
                                                                                               ---------------
                                                                                                    11,217,441

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                             (NOTE 1)
----------                                                                                              ------
                 MUNICIPAL BONDS - CONTINUED
                COLORADO - (0.34%)
$      30,000   Denver (City & Cnty.), CO, Sngl. Fam. Mtg. Rev. Bds., Ser. '85A,
                  Zero Cpn., 09/01/16........................................................  $         3,920
      180,000   Hamilton Creek Metro. Dist., Summit Cnty., CO, G.O., 11.25%, 12/01/04<F2>....           90,000
      430,000   Mesa Cnty., CO, Sngl. Fam. Mtg. Rev. Bds., Ser. 197, 8.875%, 12/01/11........          439,309
                                                                                               ---------------
                                                                                                       533,229

                CONNECTICUT - (0.81%)
      600,000   Connecticut Dev. Auth., Hlth. Care Rev. Bds. (Corp. for Independent Living
                  Prj.) Ser. '93B, 8.00%, 07/01/17...........................................          618,582
      645,000   Connecticut St. Res. Recovery Auth. Bds. (Bridgeport Resco Co., L.P. Prj.)
                  `85 Ser. B, 8.625%, 01/01/04...............................................          656,745
                                                                                               ---------------
                                                                                                     1,275,327

                DELAWARE - (0.72%)
      830,000   Delaware Econ. Dev. Rev. Ref. Bds. (Supermarkets General Corp. Prj.)
                  Ser. '83, 10.875%, 12/01/03................................................          845,811
      345,000   Delaware St. Econ. Dev. Community Multi-Fam. Mtg. Rev. Bds.,
                  Cadis-GNMA-Chestnut Cross, 0%/9.75%, 07/20/20..............................          297,318
                                                                                               ---------------
                                                                                                     1,143,129

                DISTRICT OF COLUMBIA - (0.17%)
      250,000   District of Columbia (Washington, D.C.) Rev. Bds. (The Howard University
                  Issue) Ser. A, 7.875%, 10/01/04............................................          259,637
                                                                                               ---------------
                FLORIDA - (7.14%)
    1,335,000   Broward Cnty., FL, Hsg. Fin. Auth. Rev. Home Mtg., Ser. A, Cap.
                  Appreciation, Zero Cpn., 04/01/14..........................................          238,204
      460,000   Charlotte Cnty., FL, IDR Ref. Bds. (Beverly Enterprises - Florida, Inc. Prj.)
                  Ser. '87, 10.00%, 06/01/11.................................................          522,045
    4,900,000   City of Tampa, FL, Home Mtg. Rev. Bds., '83 Ser. A, Muni Multiplier
                  Bds., Zero Cpn., 10/01/14..................................................          758,030
      360,000   Dade Cnty., FL, Solid Waste Sys. Special Obligation Rev. Ref. Bds.
                  Cap. Appreciation, Ser. i86, Zero Cpn., 04/01/08...........................          164,167
      705,000   Dade Cnty., FL, Special Hsg. Rev. Bds. (City of Miami Dev. - Indenture
                  VIII), Ser. A, 11.00%, 07/01/12............................................          720,630
      915,000   Dade Cnty., FL, Special Hsg. Rev. Bds. (City of Miami Dev. - Indenture
                  VIII), Ser. A, 12.00%, 07/01/12............................................          939,064
    1,000,000   Florida Hsg. Fin. Agy. (Southlake Apartments Prj. - D), 8.10%, 10/01/02......        1,012,320
    1,050,000   Florida St. Board of Educ. Cap. Outlay Rev. Ref. Bds., Unlimited G.O.,
                  `87 Ser. A, 6.10%, 06/01/00................................................        1,072,449
    1,000,000   Florida St. Sr. Lien Unlimited G.O., (Jacksonville Transportation) Ser. `89,
                  7.00%, 07/01/13............................................................        1,027,800
      110,000   Highlands Cnty., FL, IDA (Beverly Enterprises - Florida, Inc. Prj.) Ser. '91,
                  9.25%, 07/01/07............................................................          122,254
      500,000   Hillsborough Cnty. IDA 1st Mtg. Rev. Bds. (Tampa Bay Christian Ctr.,
                  Inc. - Alafia Village Prj.) Ser. `96, 8.75%, 10/01/26......................          499,840


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                             (NOTE 1)
 ---------                                                                                              ------
                  MUNICIPAL BONDS - CONTINUED
                FLORIDA - CONTINUED
$     245,000   The Hsg. Fin. Auth. of Dade Cnty. (Florida) Collateralized Mtg. Rev. Bds.,
                  '84 Ser. H (Lihud Ltd. Apts. Prj.), 10.50%, 06/01/00.......................  $       246,063
      105,000   Indian River Cnty., FL, Cap. Improvements Rev. Ref. Bds., (MBIA Insured)
                  Ser. `85, 9.125%, 09/01/05.................................................          107,002
      200,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89A (Methodist
                  Hosp. Prj..), 8.00%, 10/01/06..............................................          197,176
      460,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89A (Methodist
                  Hosp. Prjs.), 8.00%, 10/01/15..............................................          452,474
      240,000   Jacksonville Hlth. Fac. Auth. Hosp. Rev. Ref. Bds., Ser. '89B (Methodist
                  Hosp. Prjs.), 8.00%, 10/01/15..............................................          236,074
      390,000   Manatee Cnty., FL, Hsg. Fin. Auth. Mtg. Rev. Bds., Cap. Appreciation,
                  '83 Ser. A, Zero Cpn., 10/01/15............................................           56,601
       75,000   Marion Cnty., FL, IDR (Midland-Ross Corp. Prj.) Ser. '81, 11.875%,
                  08/01/11...................................................................           75,802
      250,000   Miami, FL, Special Obligation Bds. (MBIA Insured) `86 Ser. A, 7.375%,
                  07/01/06...................................................................          254,512
      575,000   Ocean Hwy. and Port Auth. (Florida) Solid Waste/PCR Ref. Bds., Ser. `96
                  (Jefferson Smurfit Corp. (U.S.) Prj.), 6.50%, 11/01/06.....................          578,375
      450,000   Orange Cnty., FL, IDA (Beverly Enterprises - Florida, Inc. Prj.) Ser. '91,
                  9.25%, 08/01/10............................................................          500,760
    2,605,000   Palm Beach Cnty., FL, Hsg. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds. Cap.
                  Appreciation, Zero Cpn., 07/01/14..........................................          442,902
      525,000   South Indian River Wtr. Control Dist., Sect. 15A Improvement Bds. (Egret
                  Landing - Phase I), 8.00%, 11/01/18........................................          558,075
      470,000   Winter Garden, FL, IDR Ref. Bds. (Beverly Enterprises - Florida, Inc. Prj.)
                  Ser. '91, 8.75%, 07/01/12..................................................          522,551
                                                                                               ---------------
                                                                                                    11,305,170

                GEORGIA - (2.62%)
    1,020,000   De Kalb Cnty., GA, Sngl. Fam. Hsg. Auth. Mtg. Rev. Bds., Ltd.
                  Intermediate Muni Obligation, Ser. i85, 0%/10.50%, 12/01/16................          952,731
      300,000   Douglas Cnty., GA, School Dist. Bds., Unlimited G.O., Ser. `86, 6.85%,
                  01/01/03...................................................................          306,639
      200,000   Gainesville Redevelopment Auth., 1st Mtg. Rev. Bds. (Autumn Breeze
                  Personal Care Home, Inc. Prj.) Ser. e96A, 8.00%, 04/01/26..................          199,620
    1,305,000   Georgia St. Residential Fin. Auth., Sngl. Fam. FHA Insured Mtg., Veteran's
                  Assoc. Mtg. Bds., `88 Ser. C Sub. Ser. C-2, 8.30%, 12/01/19................        1,320,973
      585,000   The Hsg. Auth. of Columbus, GA, Multifamily Hsg. Rev. Bds. (Columbus
                  Gardens Elderly Hsg. Prj.) Ser. '94, 8.25%, 01/01/24.......................          592,289
      750,000   Macon Cnty., GA, Hosp. Ref. Rev. Bds. (Flint River Comm.
                  Hospital - Paracelsus Healthcare Corp. Prj.) Ser. '91, 9.00%, 03/01/11.....          766,492
                                                                                                --------------
                                                                                                     4,138,744

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                             (NOTE 1)
 ---------                                                                                              ------
                  MUNICIPAL BONDS - CONTINUED
                HAWAII - (0.86%)
$   1,220,000   Dept. of Transportation of the State of HI, Special Fac. Rev. Bds., Ser. e90
                  (Continental Airlines, Inc.), 9.60%, 06/01/08.............................   $     1,361,642
                                                                                               ---------------
                IDAHO - (0.31%)
      500,000   City of Nampa Urban Renewal Agy., ID, Rev. Allocation (Tax Increment)
                  Ser. e96B, 5.50%, 08/01/05................................................           495,680
                                                                                               ---------------
                ILLINOIS - (6.79%)
      320,000   Bensenville, IL, IDR Bds., Insured - Allied Roofers Supply Prj., 10.25%,
                  08/01/03..................................................................           328,109
      200,000   Cook Cnty., IL, Community Cons. School Dist. No. 064 Park Ridge,
                  School Fire Prevention and Safety Bds., Utilities G.O., Ser. '88, 7.00%,
                  12/01/99...................................................................          200,960
      185,000   Cnty. of Cook, IL, Sngl. Mtg. Rev. Bds., '83 Ser. A, Zero Cpn., 07/01/15....            26,346
    1,000,000   Des Plaines, IL, Hosp. Fac. Rev. Ref. Bds. (Holy Fam. Hosp.), 9.25%,
                  01/01/14...................................................................        1,035,000
      450,000   Illinois Educ. Fac. Auth. Rev. Ref. Bds. (Illinois Institute of Technology)
                  Ser. A i87, 8.75%, 06/01/15................................................          462,730
    1,495,000   Illinois Hlth. Fac. Auth. Rev. (Hlth. Fac. Rev. Ref. Bds. Ser. A e85)
                  Methodist Med. Ctr. of Illinois, 9.625%, 10/01/10..........................        1,539,850
      150,000   Illinois Hlth. Fac. Auth. Rev. (Hlth. Fac. Rev. Ref. Bds. Ser. e85) Methodist
                  Med. Ctr. of Illinois, 8.00%, 10/01/14.....................................          150,480
      395,000   Illinois Hlth. Fac. Auth. Rev. (Hlth Fac. Rev. Ref. Bds. Ser. e87) West
                  Suburban Hosp. Med. Ctr, 8.25%, 08/01/13...................................          407,379
      100,000   Illinois Hlth. Fac. Auth. Rev. Ref. Bds. (Advocate Hlth. Care) `96 Ser. A,
                  4.70%, 08/15/01............................................................           98,172
    3,095,000   Illinois Hsg. Dev. Auth., Multi-Fam. Hsg. Rev. Bds., Cap. Appreciation,
                  Ser. `83A, Zero Cpn., 07/01/25.............................................          173,691
    1,000,000   St. Clair Cnty., IL, Pub. Bldg., Community Bldg. Rev. Bds., 8.00%,
                  12/01/05...................................................................        1,018,490
      450,000   State of Illinois Civic Ctr. Bds. (Dedicated Tax Rev. Bds.) Ser. `91,
                  9.15%, 12/15/99............................................................          463,194
    1,785,000   Urbana, IL, Econ. Dev. Rev. Bds. (Kroger Co. Prj.), 11.50%, 03/01/07.........        1,856,400
    1,500,000   Village of Robbins, Cook Cnty., IL, Res. Recovery Rev. Bds. (Robbins
                  Res. Recovery Partners, L.P. Prj.), 8.375%, 10/15/16.......................        1,557,630
      171,000   Village of Sauget, IL, IDR Bds. (The Pillsbury Co. Prj.) Ser. '80, 8.375%,
                  05/01/05...................................................................          171,226
      500,000   Village of Sherman, IL, 1st Mtg. Rev. Bds. (Villa Vianney, Inc.) Ser. '95A,
                  8.375%, 07/01/25...........................................................          506,610
    1,000,000   Village of Wataga, IL, 1st Mtg. Hlth. Fac. Rev. Bds. (First Humanics Corp.
                  - Galesburg, IL Prj.) Ser. '86, 10.00%, 09/01/16<F2>.......................          750,000
                                                                                               ---------------
                                                                                                    10,746,267

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                             (NOTE 1)
 ---------                                                                                              ------
                  MUNICIPAL BONDS - CONTINUED
                INDIANA - (2.36%)
$     500,000   Carmel, IN, Retirement Rental Hsg. Rev. Ref. Bds. (Beverly Enterprises -
                  Indiana, Inc. Prj.) Ser. '92, 8.75%, 12/01/08..............................  $       558,600
      303,324   Elwood, IN, Econ. Dev. Rev. (K-Mart Co. - S. S. Kresge Co. Prj.), 8.50%,
                  10/15/00...................................................................          303,461
      500,000   Goshen, IN, Multi-School Bldg. Corp. 1st Mtg. Bds. (MBIA Insured)
                  Ser. `96, 5.60%, 01/15/16..................................................          479,220
      745,000   The Hosp. Auth. of the City of Fort Wayne, IN, Hosp. Rev. Ref. Bds.
                  (Ancilla Sys. Inc.) Ser. `86, 7.00%, 07/01/18..............................          787,659
      490,000   Indiana Bond Bank, Ser. '85 A Bds., 9.625%, 02/01/06.........................          507,973
      405,000   Indiana Bond Bank, Ser. `85 A Bds., 7.875%, 02/01/11.........................          416,170
      620,000   Indiana Bond Bank, Special Program Bds., Ser. i87 A, 8.70%, 02/01/13.........          641,359
       35,000   Indianapolis, IN, Econ. Dev. (GNMA Coll - Bethany Indpt. Care), 9.15%,
                  08/20/16...................................................................           37,788
                                                                                               ---------------
                                                                                                     3,732,230

                IOWA - (1.05%)
      312,457   Creston, IA, IDR (S.S. Kresge Co. - K-Mart Inc.), 8.50%, 08/01/00............          312,863
    1,300,000   Ottumwa, IA, Hosp. Fac. Rev. Ref. Bds. (Ottumwa Reg'l Hlth. Ctr. Inc.)
                  Ser. `85, 9.625%, 11/01/10.................................................        1,343,628
                                                                                               ---------------
                                                                                                     1,656,491

                KANSAS - (1.52%)
       30,000   City of Wichita, KS, Sngl. Fam. Mtg. Rev. Bds., '85 Ser. A, 9.00%,
                  07/01/08...................................................................           31,011
    1,025,000   Kansas City, KS, Crawford Cnty., Tax-Exempt Muni Multiplier Rev. Bds.,
                  Zero Cpn., 04/01/16........................................................          133,045
    1,330,000   Kansas City, KS, Hosp. Rev. Bds., Ser. '74, 8.10%, 12/01/04..................        1,364,075
      325,000   Kansas City, KS, Sngl. Fam. Mtg. Rev. Bds., Ser. i83 A, Zero Cpn.,
                  12/01/14...................................................................           49,498
      205,000   Liberal, KS, Swr. Util. Sys. Rev. Ref. Bds., 8.80%, 10/01/99.................          209,877
      305,000   Liberal, KS, Swr. Util. Sys. Rev. Ref. Bds., 8.90%, 04/01/00.................          312,280
      475,000   Saline Cnty., KS, Sngl. Fam. Mtg. Rev. Cap. Accumulator Bds.,
                  Ser. '82 A, Zero Cpn., 11/01/14............................................           68,980
      230,000   Seward Cnty., KS, Sngl. Fam. Mtg. Rev. Bds., i79 Ser. A, 7.375%,
                  12/01/10...................................................................          230,276
                                                                                               ---------------
                                                                                                     2,399,042

                KENTUCKY - (0.85%)
      300,000   Cntys. of Jefferson, Oldham and Bullitt, KY, Home Mtg. Rev. Bds, Ser. '84,
                  10.75%, 11/01/14...........................................................          311,031
      250,000   Floyd, KY, Gas Sys. Rev. Ref. Bds., Ser. '91A, 8.00%, 09/01/12...............          279,382
      200,000   Jefferson Cnty., KY, Cap. Prj. Corp. Rev. Bds. Lease - Ser. B, Zero Cpn.,
                  08/15/07...................................................................           95,922
      500,000   Jefferson Cnty., KY, Cap. Prj. Corp. Rev. Muni Multi Lease Ref. Bds. -
                  Ser. A `87, Zero Cpn., 08/15/14............................................          154,335


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                             (NOTE 1)
 ---------                                                                                              ------
                  MUNICIPAL BONDS - CONTINUED
                KENTUCKY - CONTINUED
$   1,100,000   Owensboro, KY, Elec. Light & Pwr. Rev. Bds., Ser. B, Zero Cpn.,
                  01/01/09...................................................................  $       348,876
      500,000   Owensboro, KY, Elec. Light & Pwr. Rev. Bds., Ser. B, Zero Cpn.,
                  01/01/09...................................................................          158,265
                                                                                               ---------------
                                                                                                     1,347,811

                LOUISIANA - (3.33%)
      165,000   Jefferson Parish, LA, Home Mtg. Rev. Bds. Cap. Appreciation, Zero Cpn.,
                   09/01/02..................................................................           94,786
      165,000   Jefferson Parish, LA, Home Mtg. Rev. Bds. Cap. Appreciation, Zero Cpn.,
                   03/01/03..................................................................           89,805
    1,000,000   Lake Charles Non-Profit Hsg. Dev. Corp. Mtg. Rev. Ref. Bds., Ser. '90A
                  and Ser. '90B, 7.875%, 02/15/25............................................        1,020,500
    1,500,000   Louisiana Pub. Fac. Auth. Rev. Ref. Bds., Ser. '93 (Schwegmann Westside
                  Expressway, Inc. Prj.), 8.00%, 10/01/09....................................        1,578,420
       25,000   Louisiana Pub. Fac. Auth. Supplemental Student Loan Rev. Variable Rate
                  Demand Bds., (Statewide Prg.) Ser. '84B, 8.125%, 12/01/99..................           26,500
      355,000   Louisiana Pub. Fac. Auth. Supplemental Student Loan Rev. Variable Rate
                  Demand Bds., (Statewide Prg.) Ser. '84C, 8.125%, 12/01/99..................          376,300
      385,000   Parish of Orleans, New Orleans, LA, Hsg. Dev. Corp. of 1st Lien Rev.
                  Bds., Ser. `79 (Tulane Ave. Prj. - Section 8 Asst.), 7.875%, 06/01/10......          385,681
      115,000   Sales Tax School Bds., Parish School Brd. of the Parish of Jefferson, State of
                  LA, Ser. '86A, 7.00%, 02/01/08.............................................          119,953
      400,000   Shreveport, LA, Wtr. & Swr. Rev. Crossover Ref. Bds., Ser. e86C,
                  7.00%, 12/01/05............................................................          408,948
    1,135,000   Shreveport, LA, Wtr. & Swr. Rev. Crossover Ref. Bds., Ser. e86C,
                  7.125%, 12/01/14...........................................................        1,171,763
                                                                                               ---------------
                                                                                                     5,272,656

                MAINE - (1.15%)
    1,765,000   Maine Hlth. & Higher Educ. Fac., Hosp. Rev. Ref. Bds. (Eastern Maine
                  Med. Ctr.) Ser. i85, 9.10%, 10/01/12.......................................        1,826,334
                                                                                               ---------------
                MARYLAND - (1.36%)
       15,000   Hsg. Auth. of Prince George's Cnty. (Maryland) GNMA Collateralized Sngl.
                  Fam. Mtg. Rev. Bds., '89 Ser. A, 8.10%, 10/01/20...........................           15,569
      570,000   Maryland Econ. Dev. Corp., Nursing Fac. Mtg. Rev. Bds. (Ravenwood
                  Hlthcare, Inc. Fac.) Ser. e96A, 8.375%, 08/01/26...........................          572,576
      495,000   Montgomery Cnty., MD, Econ. Dev. Rev. Bds. (Brink Reservoir Fac.)
                  Ser. `84, 10.375%, 12/15/14................................................          509,568
    1,000,000   Upper Potomac River Comm., MD, PCR Bds., Westvaco Corp. Prj.,
                  9.125%, 08/01/15...........................................................        1,050,000
                                                                                               ---------------


                                                                                                     2,147,713

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                             (NOTE 1)
 ---------                                                                                              ------
                  MUNICIPAL BONDS - CONTINUED
                MASSACHUSETTS - (3.54%)
$     250,000   Lawrence, MA, IDR Bds., (New Balance Realty Trust Prj.), 10.00%,
                  10/01/03...................................................................  $       250,847
      110,000   Massachusetts Educ. Loan Auth., Educ. Loan Rev. Bds., Issue C, Ser. '85A,
                  7.875%, 06/01/03...........................................................          112,874
      250,000   Massachusetts Educ. Loan Auth., Educ. Loan Rev. Bds., Issue D, Ser. '89A,
                  7.65%, 01/01/07............................................................          261,698
      125,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                  School of Law), 8.30%, 07/01/03............................................          125,444
      125,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds. (New England
                  School of Law), 8.30%, 07/01/04............................................          125,444
    1,000,000   Massachusetts Hlth. & Educational Fac. Auth. Rev. Bds., St. Anne's Hosp.
                  Issue, Ser. A, 9.375%, 07/01/14............................................        1,004,790
      175,000   Massachusetts Ind. Fin. Agy., IDR Bds. (Boston Beer), 11.50%, 07/15/07.......          183,381
      985,000   Massachusetts Ind. Fin. Agy. Rev. Bds., Provider Lease Prg., `89 Ser. A,
                  8.75%, 07/15/09............................................................        1,021,544
    1,895,000   Massachusetts Muni Wholesale Elec. Co. Pwr. Supply Rev. Ref. Bds.,
                  Ser. B i94, 5.00%, 07/01/17................................................        1,688,653
      525,000   Massachusetts State G.O., 10.50%, 08/01/03...................................          535,773
      280,000   Massachusetts State G.O., 9.75%, 09/01/03....................................          284,155
                                                                                               ---------------
                                                                                                     5,594,603

                MICHIGAN - (2.36%)
      100,000   Cnty. of Oakland, State of Michigan Bds., Clinton-Oakland Sys., Paint
                  Creek Inceptor Sewage Disposal Bds., 7.00%, 05/01/01.......................          102,238
      750,000   The Econ. Dev. Corp. of the City of Westland, MI, Contract Sec'd. Rev. Bds.
                  (Weyerhauser Co. Contract Rev.), 9.80%, 12/01/00...........................          754,778
       55,000   Kentwood, MI, Econ. Dev. Corp. Rev. Bds. (Hanover-Kent, Inc. - K-Mart
                  Corp.), 7.85%, 09/01/01....................................................           55,277
    1,850,000   Michigan Muni Bd. Auth. Local Gov't Loan Prg. Rev. Ref. Bds.,
                  Ser. `92 A, 8.625%, 11/01/16...............................................        1,892,827
    1,300,000   Michigan State Hsg. Dev. Auth., Section 8 Asst. Mtg. Rev. Bds., Ser. I,
                  Zero Cpn., 04/01/14........................................................          285,909
      345,000   Michigan State Hsg. Dev. Auth., Sngl. Fam. Mtg. Rev. Bds., `90 Ser. D,
                  7.75%, 12/01/19............................................................          346,490
      300,000   Monroe, MI, PCR Bds. (North Star Steel Co. Prj. - Cargill Inc.) Ser. i78,
                  6.875%, 07/01/08...........................................................          301,014
                                                                                               ---------------
                                                                                                     3,738,533

                MINNESOTA - (1.62%)
      880,000   Blaine, MN, IDR (Consolidated Freightways Del. Prj.) `79 Ser. B,
                  7.25%, 01/01/04............................................................          884,602
      330,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (River Bluff Prj.),
                  11.375%, 06/01/09..........................................................          340,171
      270,000   Minneapolis, MN, Community Dev. Agy. Rev. Bds. (West Bank
                  Homes Prj.), 11.75%, 10/01/08..............................................          278,254


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                             (NOTE 1)
 ---------                                                                                              ------
                  MUNICIPAL BONDS - CONTINUED
                MINNESOTA - CONTINUED
$     500,000   Minnesota St. Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., `87 Ser. D,
                  8.15%, 07/01/14............................................................  $       515,480
       10,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. `84-N, Sunwood
                  Inn/Bandana Square Ltd., 10.00%, 12/01/01..................................           10,222
       15,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. `84-N, Sunwood
                  Inn/Bandana Square Ltd., 10.00%, 12/01/02..................................           15,333
      250,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. `84-N, Sunwood
                  Inn/Bandana Square Ltd., 10.00%, 12/01/14..................................          255,545
        5,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                  Shops Ltd., 9.50%, 12/01/01................................................            5,111
       10,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                  Shops Ltd., 9.50%, 12/01/02................................................           10,222
      235,000   The Port Auth. of the City of Saint Paul, MN, IDR, Ser. K, Jackson Str.
                  Shops Ltd., 9.50%, 12/01/14................................................          240,217
                                                                                               ---------------
                                                                                                     2,555,157

                MISSISSIPPI - (3.09%)
    2,235,000   Claiborne Cnty., MS, PCR (Middle South Energy, Inc. Prj.) Ser. C,
                  9.875%, 12/01/14...........................................................        2,449,828
    1,815,000   Clarksdale, MS, Ind. Rev. Bds. (BAH Pptys/Archer-Danielis), 11.75%,
                  06/01/11...................................................................        1,830,427
    2,160,000   Mississippi Home Corp. Residual Rev. Bds., Cap. Appreciation, Ser. I i92,
                  Zero Cpn., 09/15/16........................................................          603,785
                                                                                               ---------------
                                                                                                     4,884,040

                MISSOURI - (1.44%)
      980,000   The IDA of the City of Joplin, MO, Hosp. Fac. Ref. and Improvements Rev.
                  Bds. (Tri-State Osteopathic Hosp. Assoc. Prj.) Ser. '91, 8.25%, 12/15/14...        1,055,078
      150,000   The IDA of the City of Kansas City, MO, Econ. Dev. Rev. Ref. Bds.
                  (Encore Nursing Ctr. Partners, Ltd.-85 Prj.) Ser. '92, 8.00%, 12/01/02.....          156,519
      250,000   The IDA of the City of West Plains, MO, IDR Ref. Bds. (Beatrice Cos., Inc.
                  Prj.) Ser. '84, 8.75%, 08/01/07............................................          250,608
      500,000   Little Blue Valley Swr. Dist., MO, Rev. Ref. Bds. (AMBAC Insured)
                  Ser. `85, 8.60%, 10/01/00..................................................          501,845
      210,000   Missouri Hsg. Dev. Commission, Hsg. Dev. Bds. (Federally Insured Mtg.
                  Loans) Ser. July 1, 1975, 8.00%, 07/01/17..................................          212,997
      100,000   St. Louis Cnty., MO, Sngl. Fam. Mtg. Rev. Bds., 9.25%, 10/01/16..............          103,685
                                                                                               ---------------
                                                                                                     2,280,732

                MONTANA - (0.03%)
       40,000   Montana Brd. of Hsg., Sngl. Fam. Prg. Bds., '85 Ser. A (Federally Insured
                  or Gtd. Mtg. Loans), 0%/9.75%, 06/01/13....................................           40,052
                                                                                               ---------------
                NEBRASKA - (0.04%)
       70,000   Nebraska Investment Fin. Auth. Sngl. Fam. Mtg. Rev. Bds., Ltd.
                  Intermediate Muni Obligation, Ser. B i85, 0%/10.00%, 11/15/06..............           70,167
                                                                                               ---------------


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
 PRINCIPAL                                                                                             (NOTE 1)
 ---------                                                                                              ------
                  MUNICIPAL BONDS - CONTINUED
                NEVADA - (0.39%)
$     500,000   State of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.40%, 09/01/01..............  $       513,910
      105,000   State of Nevada Muni Bd. Bank Prj. No. 18 & 19, 8.50%, 09/01/05..............          107,663
                                                                                               ---------------
                                                                                                       621,573

                NEW HAMPSHIRE - (1.13%)
      500,000   New Hampshire Higher Educ. & Hlth. Fac. Auth. Rev. Bds. (NH Catholic
                  Charities Issue) Ser. '91, 8.40%, 08/01/11.................................          535,725
    1,225,000   New Hampshire St. IDA PCR Ref. Bds. (Pub. Svc. Co. of New Hampshire
                  Prj.) `91 Ser. C, 7.65%, 05/01/21..........................................        1,252,587
                                                                                               ---------------
                                                                                                     1,788,312

                NEW JERSEY - (3.13%)
    2,135,000   The Mercer Cnty. Improvement Auth., Mercer Cnty., NJ, Solid Waste
                  Rev. Bds. (Res. Recovery Prj., Ref. Ser. B of '92), Zero Cpn., 04/01/14....          615,499
      405,000   The Mercer Cnty. Improvement Auth., Mercer Cnty., NJ, Solid Waste
                  Rev. Bds. (Res. Recovery Prj., Ref. Ser. B of '92), Zero Cpn., 04/01/15....          108,520
    1,265,000   The Mercer Cnty. Improvement Auth., Mercer Cnty., NJ, Solid Waste
                  Rev. Bds. (Res. Recovery Prj., Ref. Ser. B of '92), Zero Cpn., 04/01/16....          315,048
       50,000   New Jersey Econ. Dev. Auth., Econ. Dev. Bds. (Polymeric Resources Corp.
                  Prj. - '94 Ser.), 9.00%, 12/01/19..........................................           52,249
      245,000   New Jersey Econ. Dev. Auth., Econ. Dev. Sr. Rev. Bds. (Lakewood of
                  Voorhees FHA Insured Prj.) Ser. A, 8.875%, 01/15/20........................          259,467
    1,350,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Bds. (Borg-Warner - Baker
                  Protective Svcs. Prj.) Ser. '83, 9.95%, 12/01/03...........................        1,379,795
    1,000,000   New Jersey Econ. Dev. Auth., Econ. Dev. Rev. Ref. Bds. (Holt Hauling &
                  Warehousing) Ser. G, 8.40%, 12/15/15.......................................        1,043,050
       75,000   New Jersey Econ. Dev. Auth., Mtg. Rev. Ref. Bds. (Geriatric and Medical
                  Svcs., Inc. Prj.) Ser. '92, 9.00%, 07/01/97................................           75,732
       80,000   New Jersey Econ. Dev. Auth., Mtg. Rev. Ref. Bds. (Geriatric and Medical
                  Svcs., Inc. Prj.) Ser. '92, 9.00%, 07/01/98................................           83,783
    1,000,000   New Jersey Econ. Dev. Auth.  Rev., Sr. Mtg. Bds. (Sealy Mattress Mfg. Co.),
                  9.50%, 10/01/02............................................................        1,022,350
                                                                                               ---------------
                                                                                                     4,955,493

                NEW MEXICO - (0.32%)
      120,000   City of Albuquerque, NM, Hlth. Care Sys. Rev. Bds. (Lovelace Medical
                  Foundation Prj.), 12.00%, 03/01/11.........................................          120,709
       20,000   City of Albuquerque, NM, Hlth. Care Sys. Rev. Bds. (Lovelace Medical
                  Foundation Prj.) Ser. '83A, 10.25%, 03/01/11...............................           20,452
      325,000   Espanola, NM, Hosp. Sys. Rev. Ref. Bds. (Southwest Cmnty. Hlth Svcs.)
                  `85 Ser. A (MBIA Insured), 8.70%, 08/01/98.................................          329,917
       55,000   New Mexico Mtg. Fin. Auth. Sngl. Fam. Mtg. Prg. Rev. Bds., 7.00%,
                  07/01/14...................................................................           37,469
                                                                                               ---------------
                                                                                                       508,547

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
PRINCIPAL                                                                                              (NOTE 1)
---------                                                                                               ------
                  MUNICIPAL BONDS - CONTINUED
                NEW YORK - (2.97%)
$     300,000   Battery Park City Auth., POD III Hsg. Rev. Bds., Ser. '84 (FHA-Insured
                  Mtg.), 10.00%, 06/01/23....................................................  $       315,750
      500,000   City of New York, NY, Unlimited G.O., Ser. B i88, 7.20%, 08/01/01............          546,220
      500,000   City of New York, NY, Unlimited G.O., Ser. B i88, 7.40%, 12/01/01............          510,615
    2,520,000   Clifton Park, NY, IDA IDR Bds. (Caldor Inc. Prj.) Ser. A, 11.25%,
                  12/01/12...................................................................        2,576,977
      295,000   New York State Med. Care Fac. Fin. Agy., New York Hosp. FHA Insured
                  Mtg. Bds., Ser. A, 6.90%, 08/15/34.........................................          322,544
      120,000   New York State Med. Care Fac. Fin. Agy., St. Luke's - Roosevelt Hosp.
                  Ctr. FHA - Insured Mtg. Rev. Bds., `89 Ser. B, 6.875%, 02/15/99............          122,039
      300,000   Steuben Cnty., NY, IDA Rev. Bds., Ser. '84 (Corning Glass Works),
                  9.00%, 11/01/04............................................................          304,272
                                                                                               ---------------
                                                                                                     4,698,417

                NORTH CAROLINA - (0.59%)
      200,000   Guilford Cnty., NC, Rev. Ref. Bds., Ser. i88, 6.50%, 02/01/99................          202,478
      200,000   North Carolina Med. Care Comm. Hosp. Rev. Ref. Bds. (Moore Memorial
                  Hosp. Prj.), 9.10%, 10/01/99...............................................          205,690
      500,000   Piedmont Hlth. Dev. Auth., Inc., 1st Mtg. Ref. Rev. Bds. (Nash Grove
                  Manor Inc. Fac., Nashville, North Carolina) Ser. '93A, 8.00%, 01/01/13.....          518,360
                                                                                                --------------
                                                                                                       926,528

                NORTH DAKOTA - (1.17%)
       90,000   North Dakota State Hsg. Fin. Agy., Sngl. Fam. Mtg. Rev. Bds., Pacs. -
                  Ser. A, 0%/9.625%, 07/01/17................................................           90,995
    1,590,000   Ward Cnty., ND, Hlth Care Fac. Rev. Bds. (St. Josephis Hosp. Corp. Prj.)
                  Ser. i94, 8.875%, 11/15/14.................................................        1,753,691
                                                                                               ---------------
                                                                                                     1,844,686

                OHIO - (3.42%)
      865,000   Cnty. of Belmont, Ohio Hlth. Sys. Rev. and Ref. Bds. (East Ohio Reg'l
                  Hosp. Issue) Ser. `85, 9.50%, 01/01/05.....................................          875,691
      300,000   Cnty. of Belmont, Ohio Hlth. Sys. Rev. and Ref. Bds. (East Ohio Reg'l
                  Hosp. Issue) Ser. `85, 9.50%, 01/01/13.....................................          303,750
      120,000   City of North Canton, OH, Econ. Dev. Rev. Bds., Ser. `84 (FHA Insured
                  Mtg. Loan - St. Luke Lutheran Home for the Aging), 12.375%, 08/01/14.......          146,233
    2,000,000   Cnty. of Hamilton, OH, Multifam. Hsg. Rev. Bds., Ser. `96 (Garden
                  Hill/Washington Park Apts. Prj.), 7.75%, 10/01/21..........................        1,959,240
    2,255,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. Cap. Appreciation,
                  Ser. '85 A, Zero Cpn., 01/15/15............................................          393,430
       65,000   Ohio Hsg. Fin. Agy. Sngl. Fam. Mtg. Rev. Bds. (GNMA Mtg.-Backed Sec.
                  Prg.) '90 Ser. C, Zero Cpn., 09/01/02......................................           43,622
    1,540,000   Ohio Wtr. Dev. Auth., State of Ohio, Collateralized PCR Ref. Bds., Ser. '95
                  (The Cleveland Elec. Illuminating Co. Prj.), 7.70%, 08/01/25...............        1,651,527


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
PRINCIPAL                                                                                              (NOTE 1)
---------                                                                                               ------
                  MUNICIPAL BONDS - CONTINUED
                OHIO - CONTINUED
$      45,000   Ohio Wtr. Dev. Auth., State of Ohio, Wtr. Dev. Rev. Ref. Bds., '85 Ref.
                  and Improvement Ser., 9.375%, 12/01/18.....................................  $        46,284
                                                                                               ---------------
                                                                                                     5,419,777

                OKLAHOMA - (0.49%)
      750,000   Trustees of the Oklahoma Ordnance Works Auth. IDR Ref. Bds. (A.P.
                  Green Ind., Inc. Prj.) Ser. '92, 8.50%, 05/01/08...........................          782,168
                                                                                               ---------------
                PENNSYLVANIA - (6.41%)
    1,000,000   Allegheny Cnty., PA, Airport Rev. Bds. (Greater Pittsburgh Int'l Airport)
                  `88 Ser. C (MBIA Insured), 8.25%, 01/01/16.................................        1,045,970
      145,000   Allegheny Cnty., PA, Residential. Fin. Auth. Sngl. Fam. Mtg. Rev. Bds.,
                  '83-Ser.-B, Zero Cpn., 10/01/15............................................           20,497
      495,000   Allegheny Cnty. Hosp. Dev. Auth. Hosp. Rev. Ref. Bds., Ser. '85-A (St.
                  Margaret Memorial Hosp. Prj.), 9.30%, 07/01/99.............................          499,851
    2,620,000   Allegheny Cnty. Hosp. Dev. Auth. Hosp. Rev. Ref. Bds., Ser. '85-A (St.
                  Margaret Memorial Hosp. Prj.), 9.80%, 07/01/10.............................        2,650,261
       85,000   Berks Cnty., PA, IDA IDR (Borg-Warner/Baker Protection Svcs., Inc.)
                  Ser. '81, 11.10%, 07/01/01.................................................           85,925
    2,060,000   Berks Cnty., PA, IDA (Supermarkets General Corp. Prj.), 10.50%, 11/01/03.....        2,132,100
       55,000   Bucks Cnty., PA, IDA Mtg. Rev. (Geriatric and Medical Svcs., Inc. Prj.)
                  Ser. '92, 9.00%, 07/01/98..................................................           57,786
      175,000   Chartiers Valley, PA, IDA Nursing Home Rev. FHA Insured Mtg. Bds.
                  (Sun City East Prj.), 14.00%, 10/01/14.....................................          216,986
       65,000   Chester Cnty., PA, IDA Mtg. Rev. Ref. Bds. (Geriatric and Medical
                  Svcs., Inc. Prj.) Ser. '92, 9.00%, 07/01/98................................           67,608
      400,000   Columbia Cnty. IDA, Columbia Cnty., PA, 1st Mtg. Rev. Bds., Ser. `86
                  (Orangeville Nursing Ctr. Associates Prj.), 9.00%, 12/01/12................          399,952
       15,000   Horsham Twp., PA, Sewer Rev. Ref. Bds., 6.00%, 01/01/98......................           15,242
      750,000   Luzerne Cnty., PA, Hsg. Corp. Rev. Bds., 8.125%, 12/01/08....................          749,025
      330,000   Mercer Cnty., PA, IDA, Gumberg Assoc. - Pine Grove Square, The Kroger
                  Co., Ind. Dev. 1st Mtg. Rev. Bds., 13.00%, 06/01/07........................          343,527
      100,000   Montgomery Cnty. (Pennsylvania) IDA Mtg. Rev. Ref. Bds., Ser. '92A
                  (Geriatric and Medical Svcs., Inc. Prj.), 9.00%, 07/01/99..................          104,190
      200,000   Pennsylvania Hsg. Fin. Agy., Moderate Rehab. Rev. Bds., 9.00%, 08/01/01......          203,998
      270,000   Pennsylvania St. Higher Educ. Fac. Auth. College & University Rev. Bds.
                  (Drexel University) 1st Ser. i87, 7.70%, 05/01/12..........................          273,488
      140,000   Philadelphia, PA, Redev. Auth. Sngl. Fam. Home Mtg. Rev. Ref. Bds.,
                  `85 Ser. A, 0%/10.25%, 06/01/17............................................          134,823
      450,000   Schuylkill Cnty. IDA Res. Recovery Ref. Bds. (Schuylkill Energy Res.,
                  Inc. Prj.) Ser. `93, 6.50%, 01/01/10.......................................          434,835
      250,000   Warren Cnty., PA, IDA Specialized Dev. Rev. Ref. Bds. (Beverly
                  Enterprises - Pennsylvania, Inc. Prj.) Ser. '91, 9.00%, 11/01/12...........          277,860


DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
   PRINCIPAL                                                                                          (NOTE 1)
   ---------                                                                                           ------
                  MUNICIPAL BONDS - CONTINUED
                PENNSYLVANIA - CONTINUED
$     420,000   Williamsport Hsg. Fin. Corp., Williamsport, PA, Section 8 Hsg. Rev. Bds.
                  (Williamsport Manor/The Nat'l Hsg. Partnership Prj.) Ser. A,
                  8.00%, 12/01/10............................................................  $       429,975
                                                                                               ---------------
                                                                                                    10,143,899

                RHODE ISLAND - (0.16%)
      250,000   Rhode Island Hlth & Educational Bldg. Corp. Rev. Bds., 9.50%, 07/01/16.......          252,565
                                                                                               ---------------
                SOUTH CAROLINA - (1.55%)
      400,000   Certificates of Participation, Ser. '90A, South Carolina School Financing
                  Corp. (School Dist. No. 2 of Sumter Cnty., SC Prj.), 8.125%, 04/01/10......          424,064
    2,000,000   City of Charleston, SC, Waterworks and Sewer Sys. Ref. Rev. Bds.,
                  Ser. '86A, 7.00%, 01/01/15.................................................        2,034,320
                                                                                               ---------------
                                                                                                     2,458,384

                SOUTH DAKOTA - (0.62%)
      250,000   Aberdeen, SD, Unlimited G.O., Rev. Ref. Bds., (MBIA Insured) Ser. `87,
                  6.90%, 07/01/04............................................................         251,745
       30,000   South Dakota Bldg. Auth., Rev. Ref. Bds., Ser. of Feb. '84, 10.50%,
                  09/01/00...................................................................           33,324
      675,000   South Dakota Student Loan Asst. Corp., Student Loan Rev. Bds.,
                  Ser. B i89, 7.45%, 08/01/00................................................          700,859
                                                                                               ---------------
                                                                                                       985,928

                TENNESSEE - (2.22%)
      315,000   Dover, TN, Hlth. & Educ. Fac., IDR (Wessex Corp. Dover Prj.), 9.50%,
                  09/01/11...................................................................          325,064
      388,693   Dyer Cnty., TN, Ind. Dev. Brd. IDR Bds. (S.S. Kresge Co. - K-Mart Corp.),
                  8.10%, 11/01/00............................................................          388,972
      500,000   The Hlth. & Educational Fac. Auth. of the City of Crossville, TN, 1st Mtg.
                  Ref. Rev. Bds. (Country Place Hlth. Care Ctr., Inc. Prj.) Ser. i96 A,
                  7.75%, 06/01/13............................................................          504,910
    1,015,000   Lewisburg, TN, IDR Bds. (Mead Corp. Prj.), 7.875%, 02/01/00..................        1,035,300
      380,000   McMinn Cnty., TN, Ind. Dev. Brd. Rev. Bds., (S.S. Kresge Co.), 8.00%,
                  11/01/00...................................................................          380,384
      460,000   New Tazewell, TN, Hlth. Educational & Hsg. Fac. Brd. IDR Bds. (Wessex
                  Corp. New Tazewell Prj.) Ser. '87, 10.00%, 06/01/17........................          470,493
      395,000   Sevier Cnty., TN, Ind. Dev. Brd. IDR Bds. (The Kroger Co. and Super X
                  Prj.) Ser. A, 10.25%, 11/01/06.............................................          407,838
                                                                                               ---------------
                                                                                                     3,512,961

                TEXAS - (7.40%)
    1,000,000   Brazos River Auth., TX, Rev. Ref. Collateralized Bds. (Houston L&P
                  Co. Prj.) `88 Ser. C, 8.10%, 05/01/19......................................        1,056,430
    1,250,000   The City of San Antonio (Texas) Hlth. Fac. Dev. Corp. Econ. Dev. Rev.
                  Bds. (Encore Nursing Ctr. Partners, Ltd. - 85), 8.25%, 12/01/19............        1,368,600

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
PRINCIPAL                                                                                              (NOTE 1)
---------                                                                                               ------
                  MUNICIPAL BONDS - CONTINUED
                TEXAS - CONTINUED
$     260,000   Dallas, TX, Civic Ctr. Convention Complex, Sr. Lien Rev. Bds., Ser. i85,
                  8.30%, 01/01/00............................................................  $       262,740
      150,000   Dallas, TX, Civic Ctr. Convention Complex, Sr. Lien Rev. Bds., Ser. i85,
                  8.50%, 01/01/04............................................................          151,585
      965,000   Dallas, TX, Civic Ctr. Convention Complex, Sr. Lien Rev. Bds., Ser. i85,
                  8.60%, 01/01/07............................................................          980,681
      275,000   Grand Prairie Hsg. Fin. Corp., Grand Prairie, TX, Sngl. Fam. Mtg. Rev.
                  Bds., Ser. '85, Ryan Mtg. Co. - Admin.-Servicer, 9.875%, 09/01/05..........          277,637
    1,400,000   Harris Cnty., TX, Hlth. Fac. Dev. Corp. Rev. Bds. (Adj. Conv. Extendible
                  Secs.), GTR Houston Pooled Hlth. Care, 7.375%, 12/01/25....................        1,411,214
       30,000   Houston, TX, Hsg. Corp. No. 1 Rev. Bds., Long Drive Apartments - Section
                  8 Assisted, 9.00%, 02/01/20................................................           34,119
    2,000,000   The Ind. Dev. Corp. of Port of Corpus Christi, TX, Rev. Bds., Valero
                  Refng. & Mkg. Co., Ser. A, 10.25%, 06/01/17................................        2,076,680
    1,000,000   Jefferson Cnty., TX, Hlth. Fac. Dev. Corp. Hosp. Rev. Bds. (Baptist
                  Healthcare Sys. Prj.) Ser. '91, 8.875%, 06/01/21...........................        1,051,990
      995,000   Southeast TX, Hsg. Fin. Corp. Multi-Fam. Hsg. Rev., 1st Mtg. Rev. Bds.
                  (The Ridge Apartments Prj.), 8.30%, 11/01/23...............................          845,750
      945,000   Texas Hsg. Agy., Residential Mtg. Rev. Bds., Ser. '87D, 8.40%, 01/01/21......          986,656
      210,000   Texas St. Higher Educ. Coordinating Brd., College Student Loan Rev. Bds.,
                  7.20%, 04/01/02............................................................          220,103
       50,000   Texas Wtr. Res. Fin. Auth. Rev. Bds., Ser. '89, 7.625%, 08/15/08.............           51,957
      380,000   Texas Wtr. Res. Fin. Auth. Rev. Bds., Ser. '89, 7.50%, 08/15/13..............          403,066
      185,000   Thomason Hlth. Fac. Dev. Corp., Hlth. Fac. Rev. Bds. (El Paso Cnty.
                  Hosp. Dist. Ltd. Tax Equip. Fin. Prg.) Ser. '90, 7.20%, 08/15/98...........          192,690
    1,000,000   Tomball, TX, Independent School Dist. Cap. Appreciation Ref. Bds.,
                  Unlimited G.O., Zero Cpn., 02/15/13........................................          348,270
                                                                                               ---------------
                                                                                                    11,720,168

                UTAH - (1.14%)
    1,675,000   Intermountain Pwr. Agy., UT, Pwr. Supply Rev. Bds. (FGIC Insured)
                  `87 Ser. B, 7.00%, 07/01/15................................................        1,720,275
      545,036   Utah State Hsg. Fin. Agy. Rev. Bds. Cap. Appreciation Residential Mtg.,
                  Ser. '83A, Zero Cpn., 07/01/16.............................................           76,567
                                                                                               ---------------
                                                                                                     1,796,842
                VERMONT - (0.96%)
    1,500,000   Vermont Hsg. Fin. Agy. Multi-Fam. Hsg. Bds., '79 Ser. A, 8.50%,
                  02/15/21...................................................................        1,552,500
                                                                                               ---------------

                VIRGINIA - (0.22%)
      325,000   IDA of Covington-Alleghany Cnty., VA, IDR Ref. Bds. (Beverly
                  Enterprises, Inc. Prj.) Ser. '91, 9.375%, 09/01/01.........................          356,967
                                                                                               ---------------
                WASHINGTON - (0.63%)
    1,000,000   King Cnty., WA, Unlimited G.O., Ser. A i78, 6.50%, 06/01/12..................        1,001,840
                                                                                               ---------------

DAVIS TAX-FREE HIGH INCOME FUND, INC.
SCHEDULE OF INVESTMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
                                                                                                        VALUE
PRINCIPAL                                                                                              (NOTE 1)
---------                                                                                               ------
                  MUNICIPAL BONDS - CONTINUED
                WEST VIRGINIA - (3.08%)
$     125,000   Berkeley Brooke Fayette Etc. Cnty., WV, Sngl. Fam. Mtg. Rev. Bds., Ser. A,
                  9.10%, 08/01/11............................................................  $       129,440
      385,000   Beverly, WV, Hsg. Corp. Mtg. Rev. Bds., Ser. `81 (Beverly Manor/FHA -
                  Insured/Section 8 Prj.), 11.00%, 11/15/22..................................          440,475
      325,000   Glasgow, WV, Hlth. Fac. Rev. Ref. Bds. (Beverly Enterprises, Inc. Prj.)
                  Ser. '91, 9.50%, 09/01/01.................................................           354,776
      950,000   The Ohio Cnty. Bldg. Comm., WV, Hlth. Sys. Rev. Ref. Bds. (Ohio
                  Valley Med. Ctr. Issue) Ser. `85, 9.50%, 01/01/05..........................          951,682
    2,000,000   The Ohio Cnty. Bldg. Comm., WV, Hlth. Sys. Rev. Ref. Bds. (Ohio
                  Valley Med. Ctr. Issue) Ser. `85, 9.625%, 01/01/13.........................        2,040,000
       25,000   Putnam Cnty., WV, IDR (IDR Bds.) Rite Aid West Virginia Inc., 10.375%,
                  11/01/02...................................................................           25,232
      915,000   West Virginia Hsg. Dev. Fd., Rental Dev. Prg. Bds., Ser. C (Section 8
                  Assisted Dev.), 10.00%, 07/01/15...........................................          930,958
                                                                                               ---------------
                                                                                                     4,872,563

                WISCONSIN - (2.86%)
      300,000   Clear Lake, WI, Sewer Sys. Mtg. Rev. Bds., 8.00%, 08/01/11...................          320,676
      170,000   Wisconsin Hlth. Fac. Auth. Rev. Ref. Bds., Hosp. Sisters Svcs. Sys.,
                  Ser. D, 9.125%, 07/01/05...................................................          172,113
    3,565,000   Wisconsin Hlth. Fac. Auth. Rev. Ref. Bds., Hosp. Sisters Svcs. Sys.,
                  Ser. D, 9.25%, 07/01/12....................................................        3,663,038
      355,000   Wisconsin St., Unlimited G.O., Ser. B, 7.60%, 01/01/20.......................          365,597
                                                                                               ---------------
                                                                                                     4,521,424

                  Total Municipal Bonds - (identified cost $152,819,290).....................      154,086,035
                                                                                               ---------------

                      Total investments - (identified cost $152,819,290)(97.35%) <F1>.........     154,086,035
                      Other assets less liabilities - (2.65%).............................           4,202,070
                                                                                               ---------------
                           Net assets - (100%)...............................................  $   158,288,105

                                                                                               ===============

<F1>  Aggregate cost for Federal income tax purposes is $152,819,290.


At March 31, 1997 unrealized appreciation (depreciation) of securities for Federal income tax purposes was as follows:


                Unrealized appreciation......................................................  $     2,637,616
                Unrealized depreciation......................................................       (1,370,871)
                                                                                               ---------------
                      Net unrealized appreciation............................................  $     1,266,745


                                                                                               ===============
<F2>  Security is paying less than stated interest rate.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

ASSETS:

     Investments in securities, at value (identified cost $152,819,290) (Note 1).............  $  154,086,035
     Cash....................................................................................       2,421,116
     Receivables:

         Interest............................................................................       3,728,770
         Capital stock sold..................................................................         284,462
         Investment securities sold..........................................................       3,593,596
     Prepaid expenses........................................................................          13,928
                                                                                               --------------
                  Total assets...............................................................     164,127,907
                                                                                               --------------

LIABILITIES:

     Payables:

         Capital stock reacquired............................................................         277,734
         Investment securities purchased....................................................        5,190,382
         Commissions to distributor (Note 4).................................................         159,087
     Accrued expenses........................................................................         212,599
                                                                                               --------------
                  Total liabilities..........................................................       5,839,802
                                                                                               --------------

NET ASSETS (NOTE 5)..........................................................................  $   158,288,105
                                                                                               ===============

     CLASS A SHARES

         Net assets..........................................................................  $   50,491,603
         Shares outstanding..................................................................       5,510,608
         Net asset value and redemption price per share (net assets/shares outstanding)......        $   9.16
                                                                                                     ========
         Maximum offering price per share (100/95.25 of $9.16)...............................        $   9.62
                                                                                                     ========

     CLASS B SHARES

         Net assets..........................................................................  $  107,796,502
         Shares outstanding..................................................................      11,803,127
         Net asset value, offering and redemption price per share (net assets/
           shares outstanding)...............................................................        $   9.13
                                                                                                     ========

NET ASSETS CONSIST OF:

     Undistributed net income................................................................  $    1,309,530
     Unrealized appreciation on investments..................................................       1,266,745
     Accumulated net realized gain...........................................................         555,699
     Paid-in capital.........................................................................     155,156,131
                                                                                               --------------
                  Net assets.................................................................  $  158,288,105

                                                                                               ==============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS

For the six months ended March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Income:

         Interest............................................................................  $     6,296,038
                                                                                               ---------------

     Expenses:

         Management fees (Note 3)..........................................  $        504,271
         Custodian fees....................................................            94,271
         Transfer agent fees...............................................            81,123
         Audit fees........................................................            20,720
         Legal fees.......................................................             14,906
         Accounting fees (Note 3)..........................................            22,500
         Reports to shareholders...........................................            37,542
         Directors fees and expenses.......................................            37,016
         Registration and filing fees......................................            46,895
         Miscellaneous.....................................................            26,377
         Commissions paid under distribution plan (Note 4)

              Class A......................................................            59,700
              Class B......................................................           532,005
                                                                             ---------------
                      Total expenses........................................................         1,477,326
         Fee Reduction (Note 7)..............................................................           (1,439)
                                                                                               ---------------
              Net Expenses...................................................................        1,475,887
                                                                                               ---------------
                      Net investment income..................................................        4,820,151
                                                                                               ---------------





REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain from investment transactions...............................................         595,601
Net decrease in unrealized appreciation of investments during the period.....................        (443,982)
                                                                                               --------------
              Net realized and unrealized gain on investments................................         151,619
                                                                                               --------------
              Net increase in net assets resulting from operations...........................  $    4,971,770
                                                                                               ==============












SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                       SIX MONTHS
                                                                          ENDED              YEAR ENDED
                                                                      MARCH 31, 1997        SEPTEMBER 30,
OPERATIONS:
-----------                                                            (UNAUDITED)              1996
                                                                        ---------               ----

Net investment income...........................................  $      4,820,151      $      9,885,893
Net realized gain from investment transactions.................            595,601               419,913
Net increase (decrease) in unrealized appreciation
         of investments.........................................          (443,982)           (1,166,075)
                                                                  ----------------      ----------------
              Net increase in net assets resulting
                  from operations...............................         4,971,770             9,139,731

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Distribution from net investment income

              Class A ($0.29 and $0.54 per share, respectively).        (1,513,866)           (2,654,081)
              Class B ($0.25 and $0.48 per share, respectively).        (3,019,123)           (6,209,444)
     Distribution from gains from investment transactions

              Class A ($0.02 and $0.06 per share, respectively).           (78,623)             (290,460)
              Class B ($0.02 and $0.06 per share, respectively).          (178,821)             (814,882)

CAPITAL SHARE TRANSACTIONS (Note 4).............................         3,789,861           (17,041,893)
                                                                  ----------------           -----------

         Total increase (decrease) in net assets................         3,971,198           (17,871,029)

NET ASSETS:

Beginning of year ..............................................       154,316,907           172,187,936
                                                                  ----------------      ----------------
End of year (including undistributed net investment
          income of $1,309,530 and $1,022,368, respectively) ...  $    158,288,105      $    154,316,907
                                                                  ================      ================













SEE NOTES TO FINANCIAL STATEMENTS

DAVIS TAX-FREE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENT
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Davis Tax-Free High Income Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide current income free from federal income tax by investing in municipal obligations. The Fund may invest in high yield, high risk, low rated and unrated bonds commonly referred to as "junk bonds." Such securities are speculative and subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds. On December 1, 1994, the Company commenced the offering of shares in two classes, Class A and Class B. The Class A shares are sold with a front-end sales charge and the Class B shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

        Municipal bonds are normally valued on the basis of prices provided by a pricing service. Securities not priced in this manner are priced at the last sales price if traded on that day and, if not traded, at the mean between the most recent quoted bid and ask prices provided by investment dealers. Short-term obligations are valued at amortized cost, which approximates value. The pricing service and valuation procedures are reviewed and subject to approval by the Board of Directors.

FEDERAL INCOME TAXES

        It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its tax-exempt and taxable income to shareholders. Therefore, no provision for federal income tax is required.

SECURITIES TRANSACTIONS

        Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost.

INVESTMENT INCOME AND DISTRIBUTIONS  TO  SHAREHOLDERS

        Interest income is recorded on the accrual basis. Dividends and distributions to shareholders are recorded on the ex-dividend date. Premiums on tax-exempt securities, original issue discounts and market discounts are amortized to investment income for financial reporting and tax purposes. Premiums are amortized over the life of the respective securities or to the earliest call date, if applicable.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

        Purchases and sales of investment securities (excluding short-term securities) during the six months ended March 31, 1997, were $88,392,697 and $83,927,287, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund pays advisory fees for investment management and advisory services under a management agreement with Davis Selected Advisers, L.P. (the "Adviser"). The agreement provides for a monthly fee of .054167 of 1% (equivalent to .65 of 1% per annum) of the first $250 million of average daily net assets of the Fund.

DAVIS TAX-FREE HIGH INCOME FUND NOTES TO FINANCIAL STATEMENTS - CONTINUED At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (CONTINUED)

The Adviser is paid for registering Fund shares for sale in various states. The fee for the six months ended March 31, 1997 amounted to $6,249. The Adviser is paid for certain transfer agent services. The fee for the six months ended March 31, 1997 amounted to $4,186. The Adviser is also paid for certain accounting services. The fee for the six months ended March 31, 1997 amounted to $22,500. Certain directors and the officers of the Fund are also officers and directors of the general partner of the Adviser.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

       Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

       During the six months ended March 31, 1997, the Fund's Underwriter, Davis Selected Advisers, L.P., received $50,347 from commissions earned on sales of Class A shares of the Fund of which $7,739 was retained by the Underwriter and the remaining $42,608 was reallowed to investment dealers. Davis Selected Advisers, L.P. paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

       The Underwriter is reimbursed for amounts paid to dealers as a maintenance fee with respect to Class A shares sold by dealers and remaining outstanding during the period. The maintenance fee is paid at the annual rate of 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts in which the Underwriter pays no service fees to other firms. The maintenance fee for Class A shares of the Fund for the six months ended March 31, 1997 was $59,700.

CLASS B SHARES

       Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

       The Fund compensates the Distributor with a 4% commission on the proceeds from the sale of the Fund's Class B shares (subject to the limits described below) and the Distributor pays 4% to the qualified dealer responsible for the sale of the shares. A rule implemented by the National Association of Securities Dealers, Inc., ("NASD") limits the percentage of the Fund's annual average net assets attributable to Class B shares which may be paid to the Distributor in connection with the distribution of its shares. The limit is 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution-related services to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the new 1% annual limit in some future period or periods when the plan limits have not been reached.

       During the six months ended March 31, 1997, Class B shares of the Fund made distribution plan payments which included commissions of $406,461 and maintenance fees of $125,544.

DAVIS TAX-FREE HIGH INCOME FUND NOTES TO FINANCIAL STATEMENTS - CONTINUED At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

CLASS B SHARES - (CONTINUED)

       Commissions earned by the Distributor during the six months ended March 31, 1997 on the sale of Class B shares of the Fund amounted to $287,705 of which $202,762 was reallowed to qualified selling dealers.

       The Distributor intends to seek payment from Class B shares of the Fund in the amount of $2,060,756, representing the cumulative commissions earned by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative commissions paid by the Fund and cumulative contingent deferred sales charge paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

       A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended March 31, 1997 the Distributor received contingent deferred sales charges from Class B shares of the Fund of $100,905,

NOTE 5 - CAPITAL STOCK

        At March 31, 1997, there were 1,000,000,000 shares of capital stock ($0.01 par value per share) authorized. Transactions in capital stock were as follows:


                                                                                    FOR THE SIX MONTHS
                                                                                   ENDED MARCH 31, 1997
CLASS A                                                                                 (UNAUDITED)
                                                                                 -----------------------
                                                                                 SHARES           AMOUNT
                                                                                 ------           ------

Shares sold..........................................................              855,100     $     7,828,666
Shares issued to shareholders in connection with
      reinvestment of distributions..................................              100,724             919,906
                                                                             -------------     ---------------
                                                                                   955,824           8,748,572
Shares reacquired....................................................             (343,636)         (3,145,504)
                                                                             -------------     ---------------
        Net increase.................................................              612,188     $     5,603,068
                                                                             =============     ===============


                                                                                     FOR THE YEAR ENDED
                                                                                     SEPTEMBER 30, 1996
                                                                                --------------------------
                                                                                 SHARES           AMOUNT
                                                                                 ------           ------

Shares sold..........................................................              773,907     $     7,021,638
Shares issued to shareholders in connection with
      reinvestment of distributions..................................              177,168           1,612,514
                                                                             -------------     ---------------
                                                                                   951,075           8,634,152
Shares reacquired....................................................           (1,001,194)         (9,115,251)
                                                                             --------------    ---------------
        Net decrease.................................................              (50,119)    $      (481,099)
                                                                             =============     ===============


DAVIS TAX-FREE HIGH INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS - CONTINUED
At March 31, 1997 (Unaudited)

--------------------------------------------------------------------------------
NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                                                    FOR THE SIX MONTHS
                                                                                   ENDED MARCH 31, 1997
CLASS B                                                                                 (UNAUDITED)
                                                                                 -----------------------
                                                                                 SHARES           AMOUNT
                                                                                 ------           ------

Shares sold..........................................................              883,996     $    8,072,225
Shares issued to shareholders in connection with
      reinvestment of distributions..................................              178,871          1,629,664
                                                                             -------------     --------------
                                                                                 1,062,867          9,701,889
Shares reacquired....................................................           (1,261,583)       (11,515,096)
                                                                             -------------     --------------
        Net decrease.................................................             (198,716)    $   (1,813,207)
                                                                             =============     ==============


                                                                                     FOR THE YEAR ENDED
                                                                                     SEPTEMBER 30, 1996
                                                                                ------------------------
                                                                                 SHARES           AMOUNT
                                                                                 ------           ------
Shares sold..........................................................            1,020,583     $    9,284,218
Shares issued to shareholders in connection with
      reinvestment of distributions..................................              392,264          3,564,753
                                                                             -------------     --------------
                                                                                 1,412,847         12,848,971
Shares reacquired....................................................           (3,234,911)       (29,409,765)
                                                                             -------------     --------------

        Net decrease.................................................           (1,822,064)    $  (16,560,794)
                                                                             =============     ==============


NOTE 6 - MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS

          An annual meeting of shareholders was held on March 25, 1997. Matters submitted for approval included consideration of a Sub-Advisory Agreement between Davis Selected Advisers, L.P., the Investment Adviser of the Fund, and Davis Selected Advisers-NY, Inc., an affiliate of the Adviser and election of Christian R. Sonne, LeRoy E. Hoffberger and Jeremy H. Biggs as directors of the Fund. With respect to consideration of the Sub-Advisory Agreement, 10,033,542 votes were cast in favor, 174,902 votes were cast against and 1,061,223 votes abstained. With respect to election of Mr. Sonne, 10,567,948 votes were cast in favor, 701,721 votes were withheld. With respect to the election of Mr. Hoffberger, 10,560,253 votes were cast in favor and 709,416 votes were withheld. With respect to the election of Mr. Biggs, 10,541,838 votes were cast in favor and 727,830 votes were withheld. The terms of office of Wesley E. Bass, Jr., Marc P. Blum, Shelby M.C. Davis, Eugene M. Feinblatt, Jerry D. Geist, D. James Guzy, G. Bernard Hamilton, Laurence W. Levine and Edwin R. Werner also continued after the meeting.

NOTE 7 - CUSTODY FEES

             Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reductions amounted to $1,439 during the six months ended March 31, 1997.

DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The following financial information represents financial highlights for each share of capital stock outstanding throughout each period:


CLASS A

                                                       SIX MONTHS
                                                        ENDED                 YEAR                TEN MONTHS
                                                       MARCH 31,              ENDED                  ENDED
                                                         1997              SEPTEMBER 30,         SEPTEMBER 30,
                                                      (UNAUDITED)              1996                  1995
                                                       ---------               ----                  ----
Net Asset Value, Beginning
   of Period.......................................     $ 9.15                $ 9.19               $ 8.90
                                                        ------                ------               ------

Income From Investment  Operations
----------------------------------
   Net Investment Income...........................        .30                   .61                  .40
   Net Gains or Losses on Securities  (both
     realized and unrealized)......................        .02                  (.05)                 .30
                                                        ------                ------               ------
         Total From  Investment Operations.........        .32                   .56                  .70
                                                        ------                ------               ------

Less Distributions
------------------
   Dividends (from net
     investment income)............................       (.29)                 (.54)                (.40)
   Distribution from gains from investment
     transactions..................................       (.02)                 (.06)                (.01)
                                                        ------                ------               ------
         Total Distributions.......................       (.31)                 (.60)                (.41)
                                                        ------                ------               ------

Net Asset Value, End of Period.....................     $ 9.16                $ 9.15               $ 9.19
                                                        ======                ======               ======

Total Return<F1>.....................................    3.47%                 6.33%                7.93%
------------

Ratios/Supplemental Data
------------------------
   Net Assets,  End of Period
     (000 omitted).................................     $50,492               $44,828              $45,461
   Ratio of Expenses to
     Average Net Assets............................       1.40%<F2>            1.36%                1.43%<F2>
   Ratio of Net Income to
     Average Net Assets............................       6.74%<F2>            6.64%                5.95%<F2>

   Portfolio Turnover Rate.........................      55.40%               106.55%              127.80%


<F1>  Sales charges are not reflected in calculation.

<F2>  Annualized


DAVIS TAX-FREE HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

CLASS B

                                        SIX MONTHS
                                           ENDED
                                         MARCH 31,
                                            1997                  YEAR ENDED SEPTEMBER 30,
                                                          --------------------------------------
                                       (Unaudited)   1996       1995       1994        1993        1992
                                        ---------    ----       ----       ----        ----        ----


Net Asset Value, Beginning
   of Period........................     $ 9.12      $ 9.17     $ 9.09     $  9.65     $ 9.49      $ 9.41
                                         ------      ------     ------     -------     ------      ------

Income From Investment  Operations
----------------------------------
   Net Investment Income............        .27         .54        .48         .44        .54         .54
   Net Gains or Losses on Securities
     (both realized and unrealized).        .01        (.05)       .10        (.18)       .29         .27
                                         ------      ------     ------     -------     ------      ------
       Total From  Invest-
         ment Operations............        .28         .49        .58         .26        .83         .81
                                         ------      ------     ------     -------     ------      ------

Less Distributions
------------------
   Dividends (from net
     investment income).............       (.25)       (.48)      (.48)       (.44)      (.54)       (.54)
   Distribution from gains from
     investment transactions........       (.02)       (.06)      (.01)       (.28)        -           -
   Distribution in excess
     of net investment income.......       -             -        (.01)       (.07)      (.10)       (.12)
   Tax Return of capital
      distributions.................       -             -          -         (.03)      (.03)       (.07)
                                         ------      ------     ------     -------     ------      ------
       Total Distributions..........       (.27)       (.54)      (.50)       (.82)      (.67)       (.73)
                                         ------      ------     ------     -------     ------      ------

Net Asset Value, End of Period......     $ 9.13      $ 9.12     $ 9.17     $  9.09     $ 9.65      $ 9.49
                                         ======      ======     ======     =======     ======      ======

Total Return<F1>......................    3.10%       5.51%      6.64%       2.81%      9.10%       8.89%
------------

Ratios/Supplemental Data
------------------------
   Net Assets,  End of Period
     (000 omitted)..................     $107,797    $109,488   $126,727   $188,874    $164,018    $124,227
   Ratio of Expenses to
     Average Net Assets.............      2.13%<F2>    2.10%     2.14%       2.07%       2.26%       2.41%
   Ratio of Net Income to
     Average Net Assets.............      5.97%<F2>    5.89%     5.37%       4.59%       5.50%       5.53%

   Portfolio Turnover Rate..........     55.40%      106.55%    127.80%    113.46%     107.80%      47.31%


<F1>   Sales charges are not reflected in calculation.

<F1>   Annualized


                           DAVIS TAX-FREE HIGH
                             INCOME FUND, INC.

             124 East Marcy Street Santa Fe, New Mexico 87501

                       DIRECTORS                   OFFICERS
                      Wesley E. Bass, Jr          Jeremy H. Biggs
                      Jeremy H. Biggs.               Chairman
                      Marc P. Blum                Shelby M.C. Davis
                      Shelby M.C. Davis              President
                      Eugene M. Feinblatt         Eileen R. Street
                      Jerry D. Geist                 Vice President,Treasurer
                      D. James Guzy                  & Assistant Secretary
                      G. Bernard Hamilton         Samuel P. Ynzunza
                      LeRoy E. Hoffberger            Vice President & Secretary
                      Laurence W. Levine          Andrew A. Davis
                      Christian R. Sonne             Vice President
                      Edwin R. Werner             Christopher C. Davis
                                                      Vice President
                                                   Carolyn H. Spolidoro
                                                       Vice President
                                                    Sharra L. Reed
                                                       Assistant Treasurer
                                                       & Assistant Secretary



INVESTMENT ADVISER & DISTRIBUTOR
Davis Selected Advisers, L.P.
124 East Marcy Street
Santa Fe, New Mexico  87501

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, MA  02266-8406

COUNSEL
D'Ancona & Pflaum
30 North LaSalle Street
Chicago, Illinois  60602

AUDITORS
Tait, Weller & Baker
Two Penn Center, Suite 700
Philadelphia, Pennsylvania 19102-1707

FOR MORE INFORMATION ABOUT DAVIS TAX-FREE HIGH INCOME FUND INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

9611-15 DTF80